Commitments and Contingencies - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Long-term Purchase Commitment [Line Items]
Payments for license fees	$ 100,000	$ 200,000
Loss contingency accrual	0	0	$ 0
Unconditional purchase obligations for capital expenditures	4,200,000	4,200,000
Miltenyi Biotech B.V. & Co. KG ("Miltenyi")
Long-term Purchase Commitment [Line Items]
Annual license fee	$ 400,000	$ 400,000